BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair value of identified goodwill acquired and carrying value (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Impairment loss on goodwill	¥ 0	¥ 0	¥ 0
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Goodwill	6,996,895	6,996,895		$ 1,031,215
Less: impairment for goodwill	(6,996,895)	(6,996,895)		(1,031,215)
Goodwill, net	¥ 0	¥ 0		$ 0